AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Principal Amount	Value
Municipal Bonds - 99.1%
Alabama - 0.7%
County of Jefferson Sewer Revenue 5.500%, 10/01/53	$1,000,000	$1,039,766
California - 0.5%
California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,000,000	840,409
Colorado - 4.7%
Colorado Health Facilities Authority, Series A 5.125%, 12/01/45	1,000,000	1,019,497
Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,381,106

Total Colorado		7,400,603
Florida - 13.5%
Capital Trust Authority, Series A,
5.000%, 06/01/54[1]	1,000,000	908,987
5.000%, 06/01/64[1]	1,000,000	885,697

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,207,627
Florida Development Finance Corp.,
4.000%, 02/01/52	2,515,000	1,989,292
5.000%, 02/01/52	1,675,000	1,549,426

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,533,120
Miami Beach Health Facilities Authority 4.000%, 11/15/46	4,185,000	3,707,166
Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	1,750,000	1,705,931
Village Community Development District No 15 4.800%, 05/01/55[1]	995,000	925,606
Village Community Development District No 16 5.125%, 05/01/56	1,750,000	1,690,684

Total Florida		21,103,536
Georgia - 1.9%
Fayette County Development Authority,
5.250%, 10/01/49	1,500,000	1,521,286
5.250%, 10/01/54	1,500,000	1,505,384

Total Georgia		3,026,670
Illinois - 4.2%
Chicago Transit Authority Sales Tax Receipts Fund, Series A 5.500%, 12/01/56	1,000,000	1,047,049
Metropolitan Pier & Exposition Authority,
4.000%, 06/15/52	1,500,000	1,260,158
5.000%, 06/15/50	1,835,000	1,826,122

	Principal Amount	Value

State of Illinois, Series C 5.500%, 04/01/51[2]	$2,300,000	$2,393,005

Total Illinois		6,526,334
Indiana - 3.1%
Indiana Finance Authority, Series A,
5.000%, 07/01/54	1,000,000	965,138
5.000%, 07/01/59	1,250,000	1,193,130
5.250%, 03/01/50	1,500,000	1,508,036
5.250%, 07/01/64	1,250,000	1,231,292

Total Indiana		4,897,596
Massachusetts - 8.7%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	4,340,000	3,517,503
5.250%, 07/01/50	1,250,000	1,255,746
5.250%, 07/01/52	3,270,000	3,144,068
5.250%, 07/01/55	1,250,000	1,201,416
5.250%, 07/01/55	1,000,000	998,157

Massachusetts Development Finance Agency, Series 1 5.250%, 07/01/50	1,250,000	1,253,782
Massachusetts Development Finance Agency, Series A,
5.000%, 07/01/54[1]	1,200,000	1,139,100
6.000%, 10/01/49	1,000,000	1,069,394

Total Massachusetts		13,579,166
Nebraska - 2.7%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,205,000	4,248,670
New Hampshire - 0.7%
New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	1,000,000	1,023,613
New Jersey - 3.9%
Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	2,095,000	2,037,533
5.250%, 06/01/46	2,755,000	2,742,579

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,415,000	1,354,078

Total New Jersey		6,134,190
New York - 15.0%
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	1,675,000	1,459,101
4.000%, 07/01/52	1,775,000	1,466,523
4.250%, 07/01/50	1,000,000	895,727

New York Transportation Development Corp.,
4.000%, 04/30/53	5,790,000	4,917,854
5.500%, 06/30/54	1,500,000	1,511,607
5.625%, 04/01/40	4,000,000	4,203,106
6.000%, 04/01/35	1,500,000	1,644,750
6.000%, 06/30/54	1,750,000	1,812,744
6.000%, 06/30/59	1,000,000	1,048,044

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 15.0% (continued)

New York Transportation Development Corp., Series A 5.500%, 12/31/60	$3,500,000	$3,518,340
Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,021,713

Total New York		23,499,509
Ohio - 1.9%
County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	1,007,858
Ohio Higher Educational Facility Commission,
5.250%, 05/01/49	1,000,000	969,198
5.250%, 05/01/54	1,000,000	945,538

Total Ohio		2,922,594
Pennsylvania - 3.3%
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,175,000	5,163,736
Rhode Island - 6.7%
Rhode Island Health and Educational Building Corp.,
5.250%, 05/15/49	1,000,000	1,001,103
5.250%, 05/15/54	4,250,000	4,166,017

Rhode Island Health and Educational Building Corp., Series A, (AG)
5.000%, 07/01/55	1,000,000	962,887
5.000%, 07/01/60	1,750,000	1,666,864

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,755,176

Total Rhode Island		10,552,047
South Carolina - 3.3%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	5,790,000	4,371,691
South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	750,000	751,621

Total South Carolina		5,123,312
Tennessee - 1.9%
City of Chattanooga Electric 2.000%, 09/01/40	2,710,000	1,977,751
Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	1,000,000	954,493

Total Tennessee		2,932,244
Texas - 8.2%
City of Houston Airport System Revenue, Series B,
5.500%, 07/15/37	1,000,000	1,046,779
5.500%, 07/15/38	1,000,000	1,041,796
5.500%, 07/15/39	1,870,000	1,937,173
	Principal Amount	Value

City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C 5.500%, 09/01/58[2]	$1,000,000	$1,052,746
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	6,900,000	6,680,992
5.500%, 12/31/58	1,000,000	1,016,762

Total Texas		12,776,248
Virginia - 5.1%
Lynchburg Economic Development Authority 4.000%, 01/01/55	1,000,000	831,127
Virginia Small Business Financing Authority,
4.000%, 01/01/40	1,000,000	944,143
5.000%, 12/31/47	1,645,000	1,636,490
5.000%, 12/31/49	2,095,000	2,011,973
5.000%, 12/31/52	2,655,000	2,533,757

Total Virginia		7,957,490
Washington - 0.6%
Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	984,100
West Virginia - 1.8%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	2,625,000	2,773,859
Wisconsin - 6.7%
Public Finance Authority,
5.250%, 11/15/50	1,005,000	1,015,476
5.250%, 11/15/61	1,000,000	1,000,539
5.750%, 06/30/60	1,000,000	1,031,466
5.750%, 12/31/65	4,000,000	4,081,921
6.500%, 12/31/65	1,000,000	1,091,036

Public Finance Authority, Series A 5.000%, 06/01/41[1]	2,250,000	2,251,849

Total Wisconsin		10,472,287

Total Municipal Bonds (Cost $165,962,252)		154,977,979
Short-Term Investments - 1.9%
Repurchase Agreements - 1.9%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $2,884,268 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $2,941,712)	2,884,000	2,884,000

Total Short-Term Investments (Cost $2,884,000)		2,884,000
Total Investments - 101.0% (Cost $168,846,252)		157,861,979
Other Assets, less Liabilities - (1.0)%		(1,523,412)
Net Assets - 100.0%		$156,338,567

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $7,065,731 or 4.5% of net assets.
[2]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2026, amounted to $3,445,751, or 2.2% of net assets.

AG	Assured Guaranty
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$154,977,979	—	$154,977,979
Short-Term Investments
Repurchase Agreements	—	2,884,000	—	2,884,000
Total Investments in Securities	—	$157,861,979	—	$157,861,979

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.